ROYALTY, STREAM, AND OTHER INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Royalty Interests and Deferred Acquisition Costs [Line Items]
Disclosure of detailed information about royalty interests and deferred acquisition costs [Table Text Block]
	Producing	Development	Exploration
	Assets	Assets	Assets	Total
As at December 31, 2023	$17,531	$232,476	$7,817	$257,824
Depletion	(2,509)	-	-	(2,509)
Reclassifications and other	10,992	(10,992)	(13)	(13)
As at December 31, 2024	$26,014	$221,484	$7,804	$255,302
Côté-Gosselin acquisition	-	2,437	-	2,437
Depletion	(2,240)	-	-	(2,240)
Reclassifications and other(1)	1,785	(1,785)	(346)	(346)
As at December 31, 2025	$25,559	$222,136	$7,458	$255,153

Historical cost	$37,796	$226,908	$7,507	$272,211
Accumulated depletion and impairments	$(12,237)	$(4,772)	$(49)	$(17,058)